Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

13. FAIR VALUE OF FINANCIAL INSTRUMENTS

As of September 30, 2020 and December 31, 2019, the following financial liabilities are measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

	September 30, 2020	December 31, 2019
Business acquisitions contingent consideration, current	$49,170	$8,614
Business acquisitions contingent consideration, long-term	9,742	379
Contingent put option	—	7,100
Warrant option	—	16,878
Conversion option	18,059	—

Total	$76,971	$32,971

The estimated fair value amounts shown above are not necessarily indicative of the amounts that the Company would realize upon disposition, nor do they indicate the Company’s intent or ability to dispose of the financial instrument.

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis for the nine months ended September 30, 2020 and September 30, 2019:

	Level 3
	Embedded Option	Business Acquisitions Contingent Consideration, Current(1)	Business Acquisitions Contingent Consideration, Long-term(2)	Contingent Put Option	Warrant Options	Total
Balance—at December 31, 2018	$—	$2,754	$—	$—	$12,818	$15,572
Acquisitions		31	—	—	—	31
Changes in fair value included in earnings	—	(670)	—	—	4,059	3,389
Payment of contingent consideration payable	—	(554)	—	—	—	(554)

Balance—at September 30, 2019	$—	$1,561	$—	$—	$16,877	$18,438

Balance—at December 31, 2019	$—	$8,614	$379	$7,100	$16,878	$32,971
Foreign currency translation of contingent consideration payment	—	(208)	—	—	—	(208)
Payment of contingent consideration payable	—	(12,464)	—	—	—	(12,464)
Acquisitions		34,661	10,543			45,204
Series A-2 compound embedded option	(9,361)	—	—	—	—	(9,361)
Issuance of warrant option	—	—	—	—	30,097	30,097
Reclass of long term to short term contingent consideration	—	180	(180)	—	—	—
Changes in fair value included in earnings	27,420	18,387	(1,000)	(19,240)	9,312	34,879
Write off of the contingent put option	—	—	—	12,140	—	12,140
Exercise of warrant options	—	—	—	—	(56,287)	(56,287)

Balance—at September 30, 2020	$18,059	$49,170	$9,742	$—	$—	$76,971

(1)	Current portion of the contingent consideration is recorded in business acquisitions contingent consideration, current.

(2)	Long term portion of the contingent consideration is recorded in business acquisitions contingent consideration, long-term.

Quantitative Information about Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3):

Business Acquisitions Contingent Consideration—The fair value of the contingent consideration payable associated with the acquisition of CTEH was determined using a Monte Carlo simulation of earnings in a risk-neutral Geometric Brownian Motion framework. The fair values of the contingent consideration payables for the other acquisitions were calculated based on expected target achievement amounts, which are measured quarterly and then subsequently adjusted to actuals at the target measurement date.

The method used to price these liabilities is considered level 3 due to the subjective nature of the unobservable inputs used to determine the fair value. The input is the expected achievement of earnout thresholds.

Conversion Option—The fair value of the embedded derivative associated with the issuance of the Convertible and Redeemable Series A-2 Preferred Stock (Note 16) was estimated using a “with-and-without” method. The “with-and-without” methodology considers the value of the security on an as-is basis and then without the embedded conversion premium. The difference between the two scenarios is the implied fair value of the embedded derivative. The unobservable input is the required rate of return on the Series A-2. The considerable quantifiable inputs in the valuation relate to the timing of conversions or redemptions.

Contingent Put Option—The fair value of the contingent put option associated with the issuance of the Redeemable Series A-1 Preferred Stock was estimated using a “with-and-without” method. The “with-and-without” methodology considers the value of the security on an as-is basis and then without the embedded contingent put option. The difference between the two scenarios is the implied fair value of the embedded derivative, recorded as the contingent put option liability. In this case the Series A-1 was redeemed on the date of value so the value of the “with” scenario is known. The unobservable input is the required rate of return on the Series A-1 through to maturity in the “without” scenario. The contingent put option was redeemed in July 2020 (Note 15).

Warrant Options—The warrant options were exercised on July 30, 2020 (Note 11). The fair value of the warrant options associated with the issuance of the Redeemable Series A-1 Preferred Stock and the Convertible and Redeemable Series A-2 Preferred Stock was calculated based on the Black-Sholes pricing model using the following assumptions:

Series A-1 Preferred Stock Warrant Option	July 30, 2020	September 30, 2019
Common stock value (per share)	$22.22	$31.60
Expected volatility	44.35%	47.63%
Risk-free interest rate	0.55%	1.68%
Expected life (years)	10	10

Series A-2 Preferred Stock Warrant Option	July 30, 2020	September 30, 2019
Common stock value (per share)	$22.22	n/a
Expected volatility	44.35%	n/a
Risk-free interest rate	0.55%	n/a
Expected life (years)	10	n/a

The method used to price these liabilities is considered Level 3 due to the subjective nature of the unobservable inputs (common stock value and expected volatility) used to determine the fair value.

15.	FAIR VALUE OF FINANCIAL INSTRUMENTS

As of December 31, 2019 and 2018, the following financial liabilities are measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

	Liabilities at Fair Value
2019	Level 1	Level 2	Level 3	Total
Contingent consideration payable (Note 7)	$	$	$8,993	$8,993
Warrant option (Note 12)			16,878	16,878
Contingent put option (Note 13)			7,100	7,100

Total	$	$	$32,971	$32,971

	Liabilities at Fair Value
2018	Level 1	Level 2	Level 3	Total
Contingent consideration payable (Note 7)	$	$	$2,754	$2,754
Warrant option (Note 12)			12,818	12,818

Total	$	$	$15,572	$15,572

The estimated fair value amounts shown above are not necessarily indicative of the amounts that the Company would realize upon disposition, nor do they indicate the Company’s intent or ability to dispose of the financial instrument.

There were no changes in valuation techniques or inputs utilized or transfers between fair value measurement levels during the years ended December 31, 2019 and 2018. The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis at December 31, 2019 and 2018:

	Level 3
	Contingent Consideration Current	Contingent Consideration Long Term		Derivative Financial Instruments	Warrant Option		Total
Balance—at January 1, 2018	$1,345	$		$2,647	$		$3,992
Acquisitions	2,951						2,951
Issuance of financial instruments						12,818	12,818
Change in fair value included in earnings	(158)			(352)			(510)
Payment of contingent consideration payable	(1,384)						(1,384)
Write off of financial instruments				(2,295)			(2,295)

Balance—at December 31, 2018	2,754					12,818	15,572
Acquisitions	5,022		379				5,401
Issuance of financial instruments
Change in fair value included in earnings	1,392			7,100		4,060	12,552
Payment of contingent consideration payable	(554)						(554)

Balance—at December 31, 2019	$8,614		$379	$7,100		$16,878	$32,971

Quantitative Information about Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3):

Contingent Consideration Payable—The fair values of the contingent consideration payables for acquisitions were calculated based on expected target achievement amounts, which are measured quarterly and then subsequently adjusted to actuals at the target measurement date. The method used to price these liabilities is considered Level 3 due to the subjective nature of the unobservable inputs used to determine the fair value. The input is the expected achievement of earnout thresholds.

Contingent Put Option—The fair value of the contingent put option associated with the issuance of the Redeemable Series A-1 Preferred Stock (Note 17) was estimated using a “with-and-without” method. The “with-and-without” methodology involves valuing the whole instrument on an as-is basis and then valuing the instrument without the individual embedded contingent put option. The difference between the entire instrument with the embedded contingent put option compared to the instrument without the embedded contingent put option is the fair value of the derivative, recorded as the contingent put option liability. The unobservable inputs are based on probabilities that the instrument will convert upon (i) an IPO, (ii) the instrument is redeemed as a result of the exercise of the call option by the issuer and (iii) the instrument is held until maturity. The considerable quantifiable inputs in the contingent put option liability were: (i) the future value of the call put option, (ii) the fair value of the Redeemable Series A-1 Preferred Stock, (iii) the present value of the total instrument, as well as the present value of the contingent put option feature plus the fair value of the instrument, and (iv) the risk free and discount rates.

Warrant Option—The fair value of the warrant option associated with the issuance of the Redeemable Series A-1 Preferred Stock was calculated based on the Black-Sholes pricing model using the following assumptions:

Common stock value (per share)	$31.60
Expected volatility	47.51%
Risk-free interest rate	1.92%
Expected life (years)	10.00

The method used to price these liabilities is considered Level 3 due to the subjective nature of the unobservable inputs (common stock value and expected volatility) used to determine the fair value.